ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES

NOTE 9 - ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES

(a)       Accounts Receivable

					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2017	2016
					ThUS$	ThUS$

Foreign	Qatar Airways	Indirect shareholder	Qatar	ThU$	1,845	-
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	728	538
Foreign	TAM Aviação Executiva e
	Taxi Aéreo S.A.	Related director	Brazil	BRL	2	-
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	CLP	5	14
96.810.370-9	Inversiones Costa Verde
	Ltda. y CPA.	Related director	Chile	CLP	2	2

	Total current assets				2,582	554

(b)       Accounts payable

					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2017	2016
					ThUS$	ThUS$

78.997.060-2	Viajes Falabella Ltda.	Related director	Chile	CLP	534	46
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	12	6
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	ThUS$	4	2
65.216.000-K	Comunidad Mujer	Related director	Chile	CLP	-	13
Foreign	Consultoría Administrativa
	Profesional S.A. de C.V.	Related company	México	MXN	210	170
Foreign	TAM Aviação Executiva
	e Taxi Aéreo S.A.	Related director	Brazil	BRL	-	28
79.773.440-3	Transportes San Felipe S.A	Common property	Chile	CLP	-	4
	Total current liabilities				760	269

Transactions between related parties have been carried out on free-trade conditions between interested and duly-informed parties. The transaction times are between 30 and 45 days, and the nature of settlement of the transactions is monetary.